Putnam Mortgage Opportunities Fund
The fund's portfolio
8/31/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (68.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$88,702	$97,422
5.00%, with due dates from 5/20/49 to 7/20/49	998,310	1,065,686
4.50%, TBA, 9/1/49	4,000,000	4,184,688
4.00%, TBA, 9/1/49	2,000,000	2,084,219

		7,432,015
U.S. Government Agency Mortgage Obligations (65.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, 5/1/49	93,637	102,520
4.50%, 5/1/49	75,722	81,303
Uniform Mortgage-Backed Securities
5.00%, TBA, 9/1/49	1,000,000	1,068,125
4.00%, TBA, 9/1/49	15,000,000	15,570,704
3.00%, TBA, 9/1/49	170,000,000	173,307,031

		190,129,683

Total U.S. government and agency mortgage obligations (cost $197,043,093)		$197,561,698

MORTGAGE-BACKED SECURITIES (58.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (31.9%)
Federal Home Loan Mortgage Corporation
Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$1,150,514	$289,214
Ser. 324, Class C21, IO, 6.00%, 6/15/39	873,690	195,335
Ser. 4560, IO, 5.784%, 5/15/39	1,778,106	322,473
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.755%, 3/15/41	117,520	20,061
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.505%, 2/15/41	71,508	8,849
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.505%, 7/15/40	637,360	61,128
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	215,116	28,433
Ser. 4127, Class PI, IO, 4.50%, 7/15/42	1,389,725	183,556
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	385,414	49,519
Ser. 3714, Class KI, IO, 4.50%, 11/15/39	576,239	34,118
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.455%, 4/15/40	388,976	41,158
IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.355%, 5/15/41	1,468,307	159,531
IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.355%, 10/15/36	1,496,475	94,438
IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.355%, 10/15/33	2,947,276	614,946
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.305%, 10/15/40	477,218	84,467
Ser. 4707, Class AI, IO, 4.00%, 7/15/47	1,654,157	173,687
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	1,366,332	145,596
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	583,345	68,543
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	180,739	22,224
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	73,541	9,943
Ser. 4462, Class PI, IO, 4.00%, 4/15/45	83,260	10,598
Ser. 4425, IO, 4.00%, 1/15/45	517,352	64,933
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	70,749	11,861
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	316,942	40,806
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	54,768	6,322
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	44,077	2,958
Ser. 4386, Class IL, IO, 4.00%, 12/15/43	766,250	74,709
Ser. 4299, Class JI, IO, 4.00%, 7/15/43	312,823	29,327
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	450,352	53,512
Ser. 4425, Class WI, IO, 4.00%, 3/15/43	478,528	48,233
Ser. 4386, Class LI, IO, 4.00%, 2/15/43	445,924	34,202
Ser. 4694, Class GI, IO, 4.00%, 2/15/43	488,305	44,641
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	71,606	6,870
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	158,638	15,105
IFB Ser. 4290, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.905%, 7/15/35	9,052,655	1,688,962
IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.855%, 5/15/39	1,344,892	58,096
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.855%, 8/15/38	40,838	1,714
IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.755%, 1/15/42	603,772	88,066
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,145,311	134,975
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	134,868	15,378
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	140,371	12,222
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	358,021	34,291
Ser. 4475, Class CI, IO, 3.50%, 1/15/44	1,944,173	144,803
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	74,066	5,043
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	409,366	20,436
Ser. 4663, Class TI, IO, 3.50%, 10/15/42	342,664	13,038
Ser. 4413, Class HI, IO, 3.50%, 3/15/40	1,430,280	78,665
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	804,166	38,198
Ser. 3904, Class NI, IO, 3.50%, 8/15/26	535,138	35,224
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	1,509,628	150,924
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	1,357,286	102,847
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	488,155	20,650
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	85,737	5,618
Ser. 4550, Class AI, IO, 3.00%, 10/15/40	1,337,432	108,466
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	431,253	14,457
Ser. 4656, Class AI, IO, 3.00%, 9/15/37	1,059,147	33,723
Ser. 4666, Class AI, IO, 3.00%, 9/15/35	176,580	4,731
Federal National Mortgage Association
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.61%, 5/25/40	19,775	23,586
Ser. 17-8, IO, 6.00%, 2/25/47	861,371	219,555
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	104,881	22,559
Ser. 15-69, IO, 6.00%, 9/25/45	476,887	112,790
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,275,887	392,446
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	258,085	7,995
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,729,651	223,534
Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	1,306,346	240,277
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	1,854,264	280,457
Ser. 397, Class 2, IO, 5.00%, 9/25/39	509,798	102,824
Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	2,329,298	189,255
Ser. 404, Class 2, IO, 4.50%, 5/25/40	411,187	78,821
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.455%, 9/25/43	787,611	169,840
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.305%, 4/25/42	241,011	38,615
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.255%, 4/25/40	172,479	32,987
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.105%, 6/25/48	3,154,035	566,233
IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.105%, 1/25/45	2,637,645	470,661
IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.055%, 6/25/40	73,868	4,461
IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.005%, 5/25/49	6,508,170	1,154,159
IFB Ser. 18-1, Class MS, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 4.005%, 2/25/48	13,169,921	1,747,649
IFB Ser. 14-35, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.005%, 6/25/44	2,929,559	545,630
Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	1,666,956	174,297
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	2,221,329	249,811
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	383,478	46,692
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	502,657	61,576
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	357,216	25,308
Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	331,200	37,513
Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	1,745,089	209,847
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	110,264	3,871
IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 5/25/49	7,489,899	1,264,819
IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 4/25/49	3,979,147	733,790
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 2/25/47	4,665,491	898,994
IFB Ser. 16-88, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 12/25/46	3,100,419	547,398
IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 12/25/46	6,363,345	1,142,411
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 11/25/46	1,963,174	374,031
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 11/25/46	5,368,231	897,031
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 9/25/46	1,517,840	270,383
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 5/25/39	4,083,275	789,036
IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 4/25/39	51,612	2,550
IFB Ser. 17-16, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.08%), 3.935%, 3/25/47	3,311,103	893,998
IFB Ser. 19-32, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.905%, 6/25/49	11,650,770	2,042,380
IFB Ser. 19-21, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.905%, 5/25/49	7,884,610	1,277,901
IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 3.905%, 9/25/42	303,579	57,112
IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.855%, 2/25/41	2,052,829	234,174
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.855%, 7/25/39	702,061	37,838
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.755%, 10/25/41	569,686	84,029
Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	663,232	72,757
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	223,793	26,479
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,643,124	205,516
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	3,108,125	196,222
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	144,267	13,085
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	85,006	3,719
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	1,266,117	17,789
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	64,996	5,647
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	226,177	9,463
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	429,423	19,768
Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	347,405	25,951
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	855,091	47,723
Federal National Mortgage Association
IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.955%, 3/25/49	7,119,230	1,374,237
IFB Ser. 19-41, Class SB, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.905%, 8/25/49	12,600,935	2,172,405
IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.905%, 8/25/49	9,441,397	1,616,839
IFB Ser. 19-28, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.905%, 6/25/49	12,349,064	2,167,912
IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.855%, 12/25/41	7,386,288	1,523,222
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	1,264,688	242,041
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	68,216	14,752
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,079,691	236,182
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	218,930	25,177
Ser. 18-77, IO, 5.00%, 6/20/48	1,287,530	182,520
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47	636,001	150,136
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	183,968	36,291
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	2,186,415	398,802
Ser. 16-42, IO, 5.00%, 2/20/46	439,137	82,671
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	769,521	92,373
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	723,088	136,483
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,799,766	361,078
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	1,075,989	215,112
Ser. 14-132, IO, 5.00%, 9/20/44	1,821,238	346,181
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	46,015	8,712
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	277,147	57,120
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	629,128	139,789
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	20,942	4,152
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	1,059,198	141,455
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	95,619	19,736
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	21,007	4,156
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	1,213,197	235,627
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	127,017	19,313
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 4.578%, 1/20/43	3,925,045	821,983
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.528%, 12/20/43	1,721,875	354,190
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,874,705	323,387
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	175,783	28,784
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	66,867	8,205
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	5,667,434	1,187,136
Ser. 16-49, IO, 4.50%, 11/16/45	581,750	115,174
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	15,422,154	2,705,509
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	83,480	15,103
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,041,172	98,672
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	100,544	20,785
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	412,944	69,025
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	613,846	81,335
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	66,702	9,028
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	259,519	46,402
Ser. 12-129, IO, 4.50%, 11/16/42	126,392	26,483
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	89,895	16,390
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	904,519	144,248
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	665,388	40,489
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	59,986	10,647
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	44,036	7,662
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	30,695	5,660
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	3,462,786	585,245
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	1,536,425	293,150
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 4.493%, 11/16/41	1,123,409	254,228
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.483%, 1/16/40	3,101,621	453,612
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.428%, 4/20/38	66,498	14,713
IFB Ser. 10-50, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.378%, 12/20/38	80,777	2,322
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.303%, 8/16/38	1,301,854	37,428
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.078%, 7/20/48	1,552,711	225,143
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.028%, 6/20/48	1,743,135	239,681
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	1,170,392	153,180
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	1,007,477	78,079
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	1,152,889	148,296
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	987,057	85,134
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	658,296	92,550
Ser. 16-69, IO, 4.00%, 5/20/46	119,991	16,771
Ser. 16-29, IO, 4.00%, 2/16/46	425,063	72,261
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	115,181	17,452
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	80,402	11,809
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	423,211	51,200
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	287,154	31,520
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	152,506	29,388
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	72,895	10,646
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	74,152	6,030
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	7,662,472	941,335
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,718,473	169,699
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	1,529,915	80,321
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	1,566,192	179,481
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	1,420,455	190,629
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	401,423	42,511
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,803,711	358,848
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	250,080	24,665
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	180,472	28,881
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	269,431	26,019
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	36,110	787
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.978%, 11/20/43	2,550,780	443,198
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.978%, 3/20/43	541,197	55,370
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.953%, 1/16/44	3,568,916	628,431
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.928%, 7/20/49	10,614,145	1,782,433
IFB Ser. 19-83, Class SA, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.928%, 7/20/49	8,074,090	1,140,788
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.928%, 6/20/49	9,984,043	1,406,881
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.928%, 10/20/45	65,480	12,670
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.928%, 4/20/44	898,123	159,165
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.928%, 4/20/44	51,435	9,565
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.928%, 2/20/44	4,973,112	929,255
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.928%, 1/20/44	5,657,096	1,035,992
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.928%, 12/20/43	46,750	9,336
IFB Ser. 19-100, Class JS, ((-1 x 1 Month US LIBOR) + 0.00%), 3.88%, 8/20/49	12,172,000	1,721,121
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.878%, 6/20/49	503,802	71,162
IFB Ser. 19-89, Class JS, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.878%, 4/20/49	12,682,019	1,456,720
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.878%, 6/20/43	1,873,971	249,670
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.828%, 7/20/40	100,357	7,480
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.828%, 11/20/39	255,982	15,971
IFB Ser. 16-167, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.828%, 4/20/38	47,727	598
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.809%, 8/20/49	330,000	50,681
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	1,213,207	75,377
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	108,109	6,238
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	84,664	8,134
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	954,791	94,958
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,149,482	224,646
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	134,198	18,103
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	245,566	29,726
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	58,103	8,971
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	2,157,898	78,670
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	92,906	9,592
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	60,584	5,841
Ser. 13-14, IO, 3.50%, 12/20/42	94,377	8,829
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	789,904	135,846
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	80,882	5,993
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	3,655,635	266,640
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	2,217,580	224,530
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	310,347	17,457
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	878,342	50,605
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	56,041	1,856
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	597,319	23,419
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	714,736	50,961
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	440,204	22,053
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	1,056,187	85,266
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	749,708	52,255
Ser. 18-H11, Class JI, IO, 2.728%, 7/20/68(WAC)	3,731,570	469,058
Ser. 17-H08, Class DI, IO, 2.70%, 2/20/67(WAC)	877,839	145,941
Ser. 18-H11, Class AI, IO, 2.678%, 2/20/68(WAC)	3,461,059	411,001
Ser. 17-H05, Class CI, IO, 2.67%, 2/20/67(WAC)	7,125,733	941,730
Ser. 16-H18, Class QI, IO, 2.561%, 6/20/66(WAC)	2,160,980	263,287
Ser. 17-H04, Class BI, IO, 2.542%, 2/20/67(WAC)	5,073,389	684,907
Ser. 19-H14, Class IB, IO, 2.493%, 8/20/69(WAC)	422,000	54,333
FRB Ser. 16-H16, Class DI, IO, 2.459%, 6/20/66(WAC)	986,543	107,287
Ser. 17-H03, Class EI, IO, 2.428%, 1/20/67(WAC)	622,711	95,742
Ser. 17-H08, Class EI, IO, 2.426%, 2/20/67(WAC)	2,576,330	322,041
Ser. 18-H07, Class IE, IO, 2.405%, 2/20/68(WAC)	9,273,514	672,330
Ser. 18-H02, Class HI, IO, 2.393%, 1/20/68(WAC)	5,003,396	691,094
Ser. 16-H22, Class AI, IO, 2.374%, 10/20/66(WAC)	4,862,515	546,950
Ser. 10-H22, Class CI, IO, 2.364%, 10/20/60(WAC)	343,405	17,170
Ser. 17-H06, Class BI, IO, 2.362%, 2/20/67(WAC)	1,260,683	148,382
Ser. 18-H05, Class BI, IO, 2.36%, 2/20/68(WAC)	2,077,947	279,873
Ser. 17-H22, Class EI, IO, 2.357%, 10/20/67(WAC)	1,340,638	147,470
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67(WAC)	3,058,836	383,462
Ser. 17-H16, Class JI, IO, 2.345%, 8/20/67(WAC)	568,641	79,610
Ser. 18-H02, Class IM, IO, 2.343%, 2/20/68(WAC)	2,568,696	378,883
Ser. 19-H09, Class EI, IO, 2.31%, 4/20/69(WAC)	3,919,387	494,823
Ser. 17-H06, Class MI, IO, 2.305%, 2/20/67(WAC)	1,866,006	212,493
Ser. 17-H11, Class NI, IO, 2.297%, 5/20/67(WAC)	4,776,951	521,261
Ser. 16-H23, Class NI, IO, 2.296%, 10/20/66(WAC)	262,126	30,616
Ser. 16-H27, Class BI, IO, 2.288%, 12/20/66(WAC)	825,189	97,230
Ser. 19-H03, Class AI, IO, 2.282%, 11/20/68(WAC)	13,231,592	1,554,712
Ser. 16-H21, Class AI, IO, 2.25%, 9/20/66(WAC)	3,550,413	421,612
Ser. 16-H27, Class EI, IO, 2.234%, 12/20/66(WAC)	4,120,553	401,762
Ser. 17-H08, Class NI, IO, 2.233%, 3/20/67(WAC)	549,689	62,774
Ser. 17-H21, Class AI, IO, 2.225%, 10/20/67(WAC)	7,232,091	821,059
Ser. 18-H01, Class AI, IO, 2.222%, 1/20/68(WAC)	8,564,294	1,158,749
Ser. 17-H03, Class AI, IO, 2.215%, 12/20/66(WAC)	1,413,100	160,740
Ser. 17-H20, Class GI, IO, 2.207%, 9/20/67(WAC)	5,894,570	677,876
Ser. 17-H20, Class DI, IO, 2.197%, 10/20/67(WAC)	1,406,336	202,809
Ser. 17-H14, Class JI, IO, 2.186%, 6/20/67(WAC)	2,243,902	319,756
Ser. 17-H03, Class DI, IO, 2.176%, 12/20/66(WAC)	3,029,426	390,039
Ser. 17-H03, Class CI, IO, 2.172%, 12/20/66(WAC)	2,742,952	336,012
Ser. 17-H18, Class DI, IO, 2.171%, 9/20/67(WAC)	1,548,075	201,250
Ser. 17-H20, Class AI, IO, 2.156%, 10/20/67(WAC)	3,512,318	463,187
Ser. 17-H13, Class QI, IO, 2.155%, 6/20/67(WAC)	2,072,662	232,787
Ser. 16-H20, Class NI, IO, 2.137%, 9/20/66(WAC)	770,444	82,823
Ser. 17-H22, Class DI, IO, 2.134%, 11/20/67(WAC)	3,459,147	484,281
Ser. 15-H10, Class HI, IO, 2.125%, 4/20/65(WAC)	185,618	16,483
Ser. 17-H20, Class HI, IO, 2.119%, 10/20/67(WAC)	1,122,922	152,998
Ser. 16-H24, IO, 2.113%, 9/20/66(WAC)	340,915	38,353
Ser. 16-H14, Class AI, IO, 2.111%, 6/20/66(WAC)	191,631	20,276
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66(WAC)	178,745	15,193
Ser. 15-H29, Class HI, IO, 2.097%, 9/20/65(WAC)	2,545,565	202,372
Ser. 16-H06, Class HI, IO, 2.079%, 2/20/66	170,426	14,600
Ser. 16-H06, Class AI, IO, 2.058%, 2/20/66	1,634,918	149,960
Ser. 15-H03, Class DI, IO, 2.055%, 1/20/65(WAC)	271,726	24,646
Ser. 16-H17, Class DI, IO, 2.053%, 7/20/66(WAC)	2,331,241	234,155
Ser. 15-H22, Class HI, IO, 2.051%, 8/20/65(WAC)	2,874,203	296,618
Ser. 17-H19, Class MI, IO, 2.043%, 4/20/67(WAC)	1,246,298	136,843
Ser. 15-H24, Class HI, IO, 2.036%, 9/20/65(WAC)	177,159	11,122
Ser. 15-H25, Class CI, IO, 2.014%, 10/20/65(WAC)	127,494	11,895
FRB Ser. 15-H16, Class XI, IO, 1.999%, 7/20/65(WAC)	86,558	9,418
Ser. 15-H20, Class CI, IO, 1.991%, 8/20/65(WAC)	152,118	15,683
Ser. 15-H13, Class AI, IO, 1.983%, 6/20/65(WAC)	324,105	31,195
Ser. 15-H26, Class DI, IO, 1.973%, 10/20/65(WAC)	125,635	12,468
Ser. 15-H15, Class JI, IO, 1.971%, 6/20/65(WAC)	172,936	17,380
Ser. 15-H25, Class BI, IO, 1.966%, 10/20/65(WAC)	133,163	12,757
Ser. 16-H02, Class HI, IO, 1.95%, 1/20/66(WAC)	242,065	19,970
Ser. 17-H11, Class DI, IO, 1.927%, 5/20/67(WAC)	379,395	42,208
Ser. 15-H04, Class AI, IO, 1.911%, 12/20/64(WAC)	4,000,125	330,010
Ser. 17-H09, Class DI, IO, 1.897%, 3/20/67(WAC)	1,919,306	185,668
Ser. 16-H22, IO, 1.864%, 10/20/66(WAC)	4,431,334	384,844
Ser. 17-H09, IO, 1.861%, 4/20/67(WAC)	516,034	50,601
Ser. 17-H10, Class MI, IO, 1.86%, 4/20/67(WAC)	5,867,430	565,033
Ser. 15-H23, Class DI, IO, 1.858%, 9/20/65(WAC)	160,673	14,497
Ser. 15-H25, Class EI, IO, 1.851%, 10/20/65(WAC)	152,749	13,931
Ser. 16-H04, Class KI, IO, 1.847%, 2/20/66(WAC)	112,373	8,568
Ser. 17-H16, Class IB, IO, 1.836%, 8/20/67(WAC)	4,971,933	505,869
Ser. 15-H20, Class AI, IO, 1.835%, 8/20/65(WAC)	147,331	13,466
Ser. 15-H18, Class IA, IO, 1.821%, 6/20/65(WAC)	126,154	8,314
Ser. 15-H10, Class CI, IO, 1.81%, 4/20/65(WAC)	156,586	13,749
Ser. 16-H26, Class KI, IO, 1.80%, 11/20/66(WAC)	4,149,570	337,153
Ser. 15-H26, Class GI, IO, 1.799%, 10/20/65(WAC)	84,620	7,743
Ser. 17-H06, Class DI, IO, 1.773%, 2/20/67(WAC)	782,060	68,196
Ser. 13-H15, Class CI, IO, 1.767%, 7/20/63(WAC)	2,577,420	93,627
Ser. 15-H23, Class BI, IO, 1.734%, 9/20/65(WAC)	103,559	8,740
Ser. 15-H26, Class EI, IO, 1.728%, 10/20/65(WAC)	211,980	18,930
Ser. 14-H21, Class AI, IO, 1.705%, 10/20/64(WAC)	189,139	16,201
Ser. 17-H14, Class DI, IO, 1.70%, 6/20/67(WAC)	610,050	42,387
Ser. 15-H09, Class BI, IO, 1.696%, 3/20/65(WAC)	64,305	4,992
Ser. 16-H24, Class CI, IO, 1.69%, 10/20/66(WAC)	4,981,630	400,159
Ser. 14-H25, Class BI, IO, 1.685%, 12/20/64(WAC)	1,812,307	136,704
Ser. 17-H16, Class CI, IO, 1.66%, 7/20/67(WAC)	6,170,581	361,337
Ser. 16-H12, Class AI, IO, 1.649%, 7/20/65(WAC)	340,267	26,108
Ser. 13-H14, Class XI, IO, 1.649%, 3/20/63(WAC)	231,613	10,631
Ser. 17-H16, Class HI, IO, 1.631%, 8/20/67(WAC)	3,514,300	347,037
Ser. 15-H24, Class BI, IO, 1.617%, 8/20/65(WAC)	312,549	13,149
Ser. 18-H01, Class IB, IO, 1.61%, 1/20/68(WAC)	8,499,148	473,403
Ser. 15-H25, Class AI, IO, 1.61%, 9/20/65(WAC)	233,220	18,634
Ser. 15-H22, Class EI, IO, 1.606%, 8/20/65(WAC)	189,193	9,649
Ser. 18-H08, Class FI, IO, 1.596%, 6/20/68(WAC)	3,189,460	324,537
Ser. 17-H14, Class EI, IO, 1.584%, 6/20/67(WAC)	2,829,147	247,550
Ser. 14-H13, Class BI, IO, 1.578%, 5/20/64(WAC)	205,383	10,012
Ser. 17-H06, Class EI, 1.575%, 2/20/67(WAC)	141,596	9,692
Ser. 15-H14, Class BI, IO, 1.57%, 5/20/65(WAC)	320,118	14,656
FRB Ser. 12-H23, Class WI, IO, 1.568%, 10/20/62(WAC)	553,981	22,534
Ser. 14-H23, Class BI, IO, 1.562%, 11/20/64(WAC)	5,366,880	424,128
Ser. 17-H03, Class HI, IO, 1.56%, 1/20/67(WAC)	458,100	33,785
Ser. 15-H01, Class BI, IO, 1.56%, 1/20/65(WAC)	5,503,113	357,521
Ser. 11-H15, Class AI, IO, 1.514%, 6/20/61(WAC)	1,623,193	85,218
Ser. 16-H25, Class GI, IO, 1.499%, 11/20/66(WAC)	599,656	27,634
Ser. 14-H08, Class CI, IO, 1.489%, 3/20/64(WAC)	9,366,253	466,252
Ser. 14-H06, Class BI, IO, 1.481%, 2/20/64(WAC)	6,295,825	289,463
Ser. 13-H24, Class AI, IO, 1.478%, 9/20/63(WAC)	439,496	16,387
Ser. 17-H16, Class KI, IO, 1.468%, 8/20/67(WAC)	3,759,751	279,620
Ser. 10-H19, Class BI, IO, 1.457%, 8/20/60(WAC)	245,613	14,046
Ser. 14-H08, Class BI, IO, 1.454%, 4/20/64(WAC)	143,839	11,687
Ser. 12-H29, Class AI, IO, 1.453%, 10/20/62(WAC)	1,386,342	41,988
Ser. 12-H29, Class FI, IO, 1.453%, 10/20/62(WAC)	1,386,342	41,988
Ser. 10-H20, Class IF, IO, 1.445%, 10/20/60(WAC)	2,155,605	115,864
Ser. 14-H09, Class AI, IO, 1.43%, 1/20/64(WAC)	149,051	6,335
Ser. 16-H08, Class GI, IO, 1.424%, 4/20/66(WAC)	162,139	8,651
Ser. 12-H29, Class CI, IO, 1.413%, 2/20/62(WAC)	5,044,224	233,295
Ser. 12-H06, Class AI, IO, 1.336%, 1/20/62(WAC)	562,855	23,921
Ser. 11-H08, Class GI, IO, 1.268%, 3/20/61(WAC)	190,536	8,288
FRB Ser. 11-H07, Class FI, IO, 1.238%, 2/20/61(WAC)	416,343	12,324
Ser. 12-H11, Class FI, IO, 1.213%, 2/20/62(WAC)	7,264,407	231,044
Ser. 12-H10, Class AI, IO, 1.205%, 12/20/61(WAC)	4,260,752	143,800
Ser. 11-H16, Class FI, IO, 1.041%, 7/20/61(WAC)	1,534,890	54,077
Ser. 15-H26, Class CI, IO, 0.449%, 8/20/65(WAC)	220,273	2,797
Government National Mortgage Association
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	2,645,729	540,628
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.928%, 7/20/49	20,250,322	2,337,495
IFB Ser. 19-6, Class SM, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.878%, 1/20/49	18,013,748	2,161,650

		92,017,296
Commercial mortgage-backed securities (7.2%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51(WAC)	9,423	9,729
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	1,162,000	1,034,180
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	213,000	120,340
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	96,492
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.012%, 5/10/47(WAC)	467,000	476,325
FRB Ser. 14-CR17, Class E, 5.012%, 5/10/47(WAC)	917,000	861,980
FRB Ser. 12-CR3, Class E, 4.91%, 10/15/45(WAC)	100,000	91,647
FRB Ser. 14-CR19, Class D, 4.874%, 8/10/47(WAC)	1,159,000	1,164,233
Ser. 12-CR4, Class B, 3.703%, 10/15/45	218,000	211,761
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	63,742	43,829
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	9,091	9,091
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class C, 4.666%, 9/10/47(WAC)	250,000	235,669
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	56,000	57,857
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	290,000	295,622
FRB Ser. 14-GC24, Class D, 4.666%, 9/10/47(WAC)	1,074,000	908,931
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.973%, 2/15/47(WAC)	806,000	761,845
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	305,583
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	70,600
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	937,547	863,041
FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	441,000	397,234
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51(WAC)	933,000	905,010
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46(WAC)	641,000	637,888
FRB Ser. 11-C3, Class E, 5.853%, 2/15/46(WAC)	242,000	233,285
FRB Ser. 12-C6, Class E, 5.319%, 5/15/45(WAC)	224,000	215,106
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	555,906
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	85,444
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	382,833	305,731
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46(WAC)	932,000	484,640
FRB Ser. 13-C7, Class D, 4.377%, 2/15/46(WAC)	255,000	247,689
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46(WAC)	482,000	438,247
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	1,286,000	1,084,929
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	4,888	4,884
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	74,366	67,738
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.288%, 1/11/43(WAC)	37,487	38,646
FRB Ser. 12-C4, Class D, 5.60%, 3/15/45(WAC)	332,000	334,002
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	392,000	329,315
FRB Ser. 11-C3, Class G, 5.292%, 7/15/49(WAC)	753,000	683,553
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	422,000	393,735
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.048%, 5/10/63(WAC)	24,000	21,675
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	37,000	26,000
FRB Ser. 12-C4, Class D, 4.63%, 12/10/45(WAC)	485,000	487,370
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.42%, 7/15/46(WAC)	482,000	453,603
Ser. 10-C1, Class E, 4.00%, 11/15/43	275,000	266,721
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	598,186
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.00%, 2/15/44(WAC)	942,200	819,714
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	628,000	572,651
FRB Ser. 12-C7, Class D, 4.969%, 6/15/45(WAC)	228,000	221,808
FRB Ser. 12-C7, Class E, 4.969%, 6/15/45(WAC)	653,000	565,113
FRB Ser. 13-C15, Class D, 4.624%, 8/15/46(WAC)	1,324,000	1,066,902
FRB Ser. 12-C10, Class D, 4.585%, 12/15/45(WAC)	674,000	579,431

		20,740,911
Residential mortgage-backed securities (non-agency) (18.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 2.335%, 5/25/47	85,562	59,550
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.474%, 9/25/35(WAC)	384,183	361,293
FRB Ser. 05-8, Class 21A1, 4.276%, 10/25/35(WAC)	730,834	677,075
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 2.465%, 11/25/36	557,758	576,110
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.375%, 9/25/46	101,919	103,663
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month US LIBOR + 6.30%), 8.445%, 7/25/25 (Bermuda)	105,399	105,662
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.325%, 11/25/47	1,830,829	1,567,063
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.733%, 4/25/37(WAC)	472,556	469,043
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.495%, 3/25/37	259,152	226,090
FRB Ser. 07-WFH3, Class M1, (1 Month US LIBOR + 0.26%), 2.405%, 6/25/37	206,000	198,790
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.441%, 8/25/46	130,944	124,101
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.421%, 6/25/46	36,939	34,016
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 2.812%, 11/20/35	189,907	169,898
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.502%, 11/20/35	39,163	36,807
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.485%, 2/25/37	290,633	137,677
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.335%, 8/25/46	141,742	133,946
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.335%, 8/25/46	354,806	337,065
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.335%, 8/25/46	388,660	347,205
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 2.352%, 2/20/47	442,682	348,993
Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.20%), 2.345%, 4/25/46	52,499	46,680
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.645%, 5/25/28	248,851	329,959
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.495%, 4/25/28	311,801	407,182
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.695%, 12/25/27	473,053	575,476
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.495%, 9/25/28	1,370,000	1,518,256
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.295%, 10/25/29	250,000	284,359
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.145%, 12/25/28	420,000	452,162
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.095%, 7/25/29	773,000	870,020
FRB Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 6.045%, 4/25/29	1,900,000	2,042,411
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.995%, 3/25/29	343,000	361,852
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.695%, 8/25/29	490,000	511,649
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.295%, 7/25/30	498,000	502,157
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.445%, 9/25/30	900,000	905,895
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 3.945%, 7/25/30	1,286,000	1,278,924
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 6.916%, 1/25/49	320,000	352,324
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.495%, 3/25/49	270,000	287,729
Structured Agency Credit Risk Debt FRN Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 6.395%, 10/25/48	1,500,000	1,615,196
Structured Agency Credit Risk Debt FRN Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 6.166%, 9/25/48	500,000	525,764
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.845%, 12/25/30	1,427,000	1,485,635
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.916%, 1/25/49	1,234,000	1,246,354
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	248,175
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.595%, 3/25/49	1,713,000	1,727,218
Structured Agency Credit Risk Debt FRN Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 0.00%), 4.445%, 10/25/48	68,800	69,586
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 4.295%, 12/25/30	920,000	922,140
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 14.895%, 10/25/28	816,113	1,161,273
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.395%, 9/25/28	60,766	88,318
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.895%, 10/25/28	86,831	123,966
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.895%, 8/25/28	26,851	38,459
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.895%, 1/25/29	44,878	59,265
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.045%, 10/25/28	772,671	831,685
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.845%, 4/25/28	1,572,840	1,739,053
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.695%, 4/25/28	654,610	694,407
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.645%, 9/25/29	1,085,000	1,260,833
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.445%, 10/25/28	384,000	413,218
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 7.195%, 11/25/29	964,000	1,096,755
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.145%, 7/25/25	169,302	177,815
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.995%, 10/25/29	1,000,000	1,123,515
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.595%, 1/25/29	307,660	322,546
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.495%, 5/25/29	443,107	463,637
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 6.395%, 1/25/31	2,020,000	2,154,123
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.395%, 4/25/29	312,000	330,979
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.745%, 1/25/30	755,000	796,625
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.695%, 7/25/30	761,000	785,055
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.695%, 7/25/29	277,000	289,651
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.945%, 2/25/30	862,000	878,357
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.795%, 2/25/30	997,000	1,018,938
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.695%, 12/25/30	317,000	322,876
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.495%, 1/25/31	78,000	78,906
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.395%, 7/25/30	195,000	196,323
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 0.00%), 6.595%, 5/25/30	77,000	83,256
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 4.645%, 5/25/30	2,050,000	2,084,032
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 7.395%, 6/25/39	1,230,000	1,325,164
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 6.295%, 8/25/31	977,000	1,044,537
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 6.245%, 9/25/31	184,000	195,232
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.295%, 9/25/31	270,000	271,047
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 4.245%, 6/25/39	1,230,000	1,236,347
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 0.00%), 4.145%, 7/25/39	430,000	429,999
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 2.395%, 1/25/36	463,621	286,886
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.325%, 5/25/36	93,175	39,671
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.455%, 5/25/37	579,211	423,327
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 2.882%, 1/19/35	377,856	241,488
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 4.092%, 6/25/36(WAC)	41,347	38,647
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.345%, 6/25/37	213,160	121,501
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	238,000	236,096
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-NC1, Class M2, (1 Month US LIBOR + 2.33%), 4.47%, 12/27/33	131,711	131,703
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.298%, 2/26/37	444,263	404,111
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 3.09%, 8/25/35	23,807	23,015
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 0.00%), 6.495%, 7/25/29 (Bermuda)	191,000	191,177
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 0.00%), 5.645%, 7/25/29 (Bermuda)	159,000	159,020
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.895%, 4/25/27 (Bermuda)	617,000	656,681
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.995%, 7/25/28 (Bermuda)	662,000	663,241
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.845%, 3/25/28 (Bermuda)	964,000	968,820
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.355%, 8/25/36	129,298	121,887
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.325%, 1/25/37	48,509	44,332
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.265%, 8/25/36	390,008	353,504
VOLT LXIX, LLC 144A Ser. 18-NPL5, Class A1B, 4.704%, 8/25/48	321,000	321,201
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.172%, 9/25/35(WAC)	380,913	386,192
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.065%, 10/25/44	171,299	166,692
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.696%, 10/25/45	115,049	111,235
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.193%, 4/25/36(WAC)	392,075	403,837
FRB Ser. 06-AR2, Class 1A1, 4.979%, 3/25/36(WAC)	393,401	392,418
FRB Ser. 05-AR16, Class 6A4, 4.956%, 10/25/35(WAC)	10,879	10,885

		54,594,909

Total mortgage-backed securities (cost $166,310,757)		$167,353,116

ASSET-BACKED SECURITIES (2.5%)(a)
	Principal amount	Value
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	$1,115,000	$1,064,156
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.945%, 6/25/52	707,000	707,000
Nationstar HECM Loan Trust 144A Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	600,000	589,082
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	203,000	200,250
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.961%, 6/24/20	907,000	907,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.845%, 9/24/20	1,361,000	1,361,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.845%, 2/24/20	913,000	913,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.845%, 9/24/19	775,000	775,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.795%, 8/25/52	780,000	780,000

Total asset-backed securities (cost $7,274,293)		$7,296,488

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Goldman Sachs International
1.332/3 month USD-LIBOR-BBA/Sep-29	Sep-19/1.332	$74,742,100	$340,077

Total purchased swap options outstanding (cost $376,202)			$340,077

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-19/$101.72	$70,000,000	$70,000,000	$372,260
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.49	17,000,000	17,000,000	13,107
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.30	17,000,000	17,000,000	10,319
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.12	17,000,000	17,000,000	8,092
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Sep-19/101.69	3,000,000	3,000,000	1,761
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Sep-19/102.84	28,000,000	28,000,000	17,668

Total purchased options outstanding (cost $650,469)				$423,207

SHORT-TERM INVESTMENTS (41.5%)(a)
		Principal amount/ shares	Value
Interest in $348,961,000 joint tri-party repurchase agreement dated 8/30/19 with Citigroup Global Markets, Inc. due 9/3/19 - maturity value of $35,001,476 for an effective yield of 2.180% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 4/1/49 to 7/20/49, valued at $355,940,221)		$34,993,000	$34,993,000
Putnam Short Term Investment Fund 2.19%(AFF)	Shares	69,266,839	69,266,839
U.S. Treasury Bills 2.049%, 12/5/19(SEGSF)(SEGCCS)		$751,000	747,277
U.S. Treasury Bills 2.042%, 12/12/19(SEGSF)(SEGCCS)		3,620,000	3,601,005
U.S. Treasury Bills 2.035%, 11/21/19(SEGSF)(SEGCCS)		3,091,000	3,077,852
U.S. Treasury Bills 2.030%, 10/10/19(SEGSF)(SEGCCS)		992,000	989,961
U.S. Treasury Bills 1.973%, 11/14/19(SEGSF)(SEGCCS)		2,738,000	2,727,421
U.S. Treasury Bills 1.876%, 11/7/19(SEGSF)(SEGCCS)		4,373,000	4,357,643

Total short-term investments (cost $119,758,578)			$119,760,998
TOTAL INVESTMENTS

Total investments (cost $491,413,392)			$492,735,584

WRITTEN SWAP OPTIONS OUTSTANDING at 8/31/19 (premiums $323,881) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Goldman Sachs International
(1.462)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/1.462	$37,370,900	$403,979

Total			$403,979

WRITTEN OPTIONS OUTSTANDING at 8/31/19 (premiums $658,438) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Sep-19/$101.69	$3,000,000	$3,000,000	$9,963
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/101.72	70,000,000	70,000,000	235,830
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.96	17,000,000	17,000,000	6,579
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.77	17,000,000	17,000,000	5,117
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.59	17,000,000	17,000,000	3,961
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.43	17,000,000	17,000,000	3,179
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.24	17,000,000	17,000,000	2,431
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.05	17,000,000	17,000,000	1,853
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Sep-19/102.84	28,000,000	28,000,000	32,984

Total				$301,897

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
1.731/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-19/1.731	$13,196,300	$(129,984)	$189,103
(1.731)/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-19/1.731	13,196,300	(129,984)	(110,057)

Unrealized appreciation				189,103

Unrealized (depreciation)				(110,057)

Total				$79,046

TBA SALE COMMITMENTS OUTSTANDING at 8/31/19 (proceeds receivable $77,345,508) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 9/1/49	$3,000,000	9/12/19	$3,157,734
Uniform Mortgage-Backed Securities, 3.50%, 9/1/49	3,000,000	9/12/19	3,083,203
Uniform Mortgage-Backed Securities, 3.00%, 9/1/49	70,000,000	9/12/19	71,361,718

Total			$77,602,655

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,546,800	$957,551		$(42,683)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.647% — Semiannually	$916,033
		785,700	204,124		(27)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(204,338)
		445,800	111,303		(15)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(111,385)
		640,800	155,466		(22)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(155,543)
		626,900	157,139		(21)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.569% — Semiannually	157,216
		766,200	185,985		(26)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(186,078)
		710,500	171,849		(24)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(171,929)
		585,100	134,926		(20)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(134,934)
		21,627,300	1,715,975		137,342	6/26/29	2.245% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,572,399)
		43,254,600	3,030,634		(142,626)	6/26/29	3 month USD-LIBOR-BBA — Quarterly	2.145% — Semiannually	2,867,729
		2,797,700	570,952		38,373	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(532,494)
		5,595,500	1,017,049		(39,359)	7/2/49	3 month USD-LIBOR-BBA — Quarterly	2.29% — Semiannually	976,695
		239,600	44,039		(8)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,943)
		5,595,500	351,453		37,695	7/17/29	2.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(311,413)
		272,800	47,808		(9)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,769)
		377,700	60,190		(13)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,106)
		335,700	57,914		(11)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.252% — Semiannually	57,839
		461,600	72,987		(16)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(72,882)
		355,300	60,325		(12)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.241% — Semiannually	60,241
		159,547,000	685,573	(E)	189,017	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(496,557)
		148,174,000	3,485,645	(E)	885,561	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,600,085)
		1,597,900	276,462	(E)	(27,697)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	248,765
		77,729,300	4,845,955	(E)	(968,013)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	3,877,938
		1,484,600	78,706		(21)	7/26/29	1.959% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(78,096)
		4,405,000	226,937		(58)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(223,340)
		4,405,000	226,813		(58)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(223,214)
		447,600	69,662		(15)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(69,555)
		279,800	46,673		(10)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.229% — Semiannually	46,602
		17,386,000	88,425		(66)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.8275% — Semiannually	73,682
		461,600	72,385		(16)	7/17/49	2.18875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(72,277)
		5,177,000	256,453		(69)	7/16/29	3 month USD-LIBOR-BBA — Quarterly	1.923% — Semiannually	253,133
		279,800	46,812		(10)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.231% — Semiannually	46,742
		5,269,000	121,814		(43)	7/12/24	1.82% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(117,446)
		1,049,200	196,766		(36)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.3125% — Semiannually	196,608
		5,821,000	148,121		(47)	7/15/24	1.8675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(144,181)
		61,195,000	401,439		(231)	7/16/21	1.9002% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(361,491)
		10,107,000	643,503		(134)	7/16/29	3 month USD-LIBOR-BBA — Quarterly	2.0745% — Semiannually	638,935
		6,438,000	161,040		(52)	7/16/24	1.8585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(156,530)
		278,400	49,826		(9)	7/17/49	2.278% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,792)
		2,156,400	129,610		(29)	7/17/29	3 month USD-LIBOR-BBA — Quarterly	2.036% — Semiannually	128,602
		6,126,000	146,767		(50)	7/17/24	1.8355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(142,530)
		5,294,000	136,231		(43)	7/18/24	1.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(132,896)
		6,541,000	350,231		(87)	7/24/29	3 month USD-LIBOR-BBA — Quarterly	1.965% — Semiannually	347,179
		6,790,000	145,836		(55)	7/24/24	1.781% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(141,528)
		9,991,000	219,802		(81)	7/25/24	1.7915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(213,784)
		9,261,000	504,826		(123)	7/26/29	1.975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(501,157)
		2,251,500	123,258		(30)	7/26/29	1.9775% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(122,372)
		1,319,500	72,751		(19)	8/29/20	1.975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(72,681)
		8,342,000	181,522		(67)	8/2/24	1.7855% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(177,838)
		6,667,000	334,363		(88)	8/5/29	3 month USD-LIBOR-BBA — Quarterly	1.92872% — Semiannually	332,128
		8,688,000	132,162		(70)	8/5/24	1.6485% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(127,675)
		6,352,000	229,726		(84)	8/6/29	3 month USD-LIBOR-BBA — Quarterly	1.77862% — Semiannually	227,215
		21,276,000	38,020		(80)	8/7/21	1.621% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(28,455)
		6,541,000	46,147		(53)	8/7/24	1.4745% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(42,595)
		5,938,000	145,534		(79)	8/8/29	1.6533% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(143,228)
		6,152,000	133,868		(82)	8/8/29	3 month USD-LIBOR-BBA — Quarterly	1.624% — Semiannually	131,199
		6,917,000	49,463		(56)	8/12/24	1.475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,523)
		6,067,000	111,930		(80)	8/13/29	1.5885% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(109,863)
		14,846,000	108,020		(197)	8/29/29	3 month USD-LIBOR-BBA — Quarterly	1.468% — Semiannually	106,414
		27,084,000	21,830		(102)	8/19/21	1.555% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,199)
		2,566,000	43,491		(88)	8/22/49	3 month USD-LIBOR-BBA — Quarterly	1.6245% — Semiannually	42,914
		18,519,000	80,335		(150)	8/23/24	1.414% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(76,361)
		3,184,000	41,742		(42)	8/27/29	1.531% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,383)
		3,184,000	41,013		(42)	8/27/29	1.52857% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,653)
		8,186,000	42,747		(77)	8/28/24	1.431% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,850)
		8,523,000	2,063		(161)	9/3/24	3 month USD-LIBOR-BBA — Quarterly	1.3265% — Semiannually	1,902

	Total				$64,396				$1,319,363
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$92,823	$90,884	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	$1,056
31,697	29,875	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,482
39,840	37,550	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,862
Credit Suisse International
192,676	188,651	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,192)
71,537	67,425	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,344)
16,732	16,279	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(270)
15,504	15,235	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(106)
Goldman Sachs International
6,538	6,431	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	51
99,853	97,767	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,136
18,259	17,764	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(294)
JPMorgan Securities LLC
10,535	10,353	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(72)
26,039	25,588	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	178

Upfront premium received		—	Unrealized appreciation			5,765

Upfront premium (paid)		—	Unrealized (depreciation)			(6,278)

	Total	$—			Total	$(513)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$34	$6,000	$134	1/17/47	300 bp — Monthly	$(97)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	2,981	15,000	2,705	5/11/63	500 bp — Monthly	291
	CMBX NA BB.7 Index	BB/P	29,437	212,000	17,935	1/17/47	500 bp — Monthly	11,708
	CMBX NA BB.7 Index	BB/P	55,526	432,000	36,547	1/17/47	500 bp — Monthly	19,399
	CMBX NA BB.7 Index	BB/P	72,834	603,000	51,014	1/17/47	500 bp — Monthly	22,406
	CMBX NA BBB-.6 Index	BBB-/P	11,717	117,000	11,255	5/11/63	300 bp — Monthly	530
	CMBX NA BBB-.6 Index	BBB-/P	52,383	512,000	49,254	5/11/63	300 bp — Monthly	3,428
	CMBX NA BBB-.6 Index	BBB-/P	56,070	551,000	53,006	5/11/63	300 bp — Monthly	3,386
	CMBX NA BBB-.6 Index	BBB-/P	1,882,207	19,879,000	1,912,360	5/11/63	300 bp — Monthly	(18,556)
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	110	3,000	47	1/17/47	200 bp — Monthly	158
	CMBX NA BB.7 Index	BB/P	44,810	335,000	28,341	1/17/47	500 bp — Monthly	16,795
	CMBX NA BBB-.6 Index	BBB-/P	1,768	16,000	1,539	5/11/63	300 bp — Monthly	238
	CMBX NA BBB-.6 Index	BBB-/P	4,088	37,000	3,559	5/11/63	300 bp — Monthly	550
	CMBX NA BBB-.6 Index	BBB-/P	230,584	2,454,000	236,075	5/11/63	300 bp — Monthly	(4,059)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	470	1/17/47	300 bp — Monthly	921
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	96	5/11/63	300 bp — Monthly	(16)
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	96	5/11/63	300 bp — Monthly	(27)
	CMBX NA BBB-.6 Index	BBB-/P	833	6,000	577	5/11/63	300 bp — Monthly	260
	CMBX NA BBB-.6 Index	BBB-/P	520	6,000	577	5/11/63	300 bp — Monthly	(54)
	CMBX NA BBB-.6 Index	BBB-/P	780	7,000	673	5/11/63	300 bp — Monthly	111
	CMBX NA BBB-.6 Index	BBB-/P	580	7,000	673	5/11/63	300 bp — Monthly	(89)
	CMBX NA BBB-.6 Index	BBB-/P	758	7,000	673	5/11/63	300 bp — Monthly	89
	CMBX NA BBB-.6 Index	BBB-/P	1,959	13,000	1,251	5/11/63	300 bp — Monthly	716
	CMBX NA BBB-.6 Index	BBB-/P	1,433	13,000	1,251	5/11/63	300 bp — Monthly	190
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,443	5/11/63	300 bp — Monthly	(168)
	CMBX NA BBB-.6 Index	BBB-/P	1,382	16,000	1,539	5/11/63	300 bp — Monthly	(148)
	CMBX NA BBB-.6 Index	BBB-/P	2,196	19,000	1,828	5/11/63	300 bp — Monthly	379
	CMBX NA BBB-.6 Index	BBB-/P	4,985	35,000	3,367	5/11/63	300 bp — Monthly	1,639
	CMBX NA BBB-.6 Index	BBB-/P	2,932	39,000	3,752	5/11/63	300 bp — Monthly	(797)
	CMBX NA BBB-.6 Index	BBB-/P	6,344	40,000	3,848	5/11/63	300 bp — Monthly	2,519
	CMBX NA BBB-.6 Index	BBB-/P	4,589	41,000	3,944	5/11/63	300 bp — Monthly	669
	CMBX NA BBB-.6 Index	BBB-/P	4,408	47,000	4,521	5/11/63	300 bp — Monthly	(86)
	CMBX NA BBB-.6 Index	BBB-/P	6,102	52,000	5,002	5/11/63	300 bp — Monthly	1,130
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	5,868	5/11/63	300 bp — Monthly	974
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	5,868	5/11/63	300 bp — Monthly	974
	CMBX NA BBB-.6 Index	BBB-/P	18,576	121,000	11,640	5/11/63	300 bp — Monthly	7,007
	CMBX NA BBB-.6 Index	BBB-/P	19,769	166,000	15,969	5/11/63	300 bp — Monthly	3,896
	CMBX NA BBB-.6 Index	BBB-/P	28,389	179,000	17,220	5/11/63	300 bp — Monthly	11,274
	CMBX NA BBB-.6 Index	BBB-/P	22,767	192,000	18,470	5/11/63	300 bp — Monthly	4,409
	CMBX NA BBB-.6 Index	BBB-/P	22,689	192,000	18,470	5/11/63	300 bp — Monthly	4,331
	CMBX NA BBB-.6 Index	BBB-/P	31,086	196,000	18,855	5/11/63	300 bp — Monthly	12,345
	CMBX NA BBB-.6 Index	BBB-/P	42,824	274,000	26,359	5/11/63	300 bp — Monthly	16,626
	CMBX NA BBB-.6 Index	BBB-/P	37,025	300,000	28,860	5/11/63	300 bp — Monthly	8,340
	CMBX NA BBB-.6 Index	BBB-/P	34,253	310,000	29,822	5/11/63	300 bp — Monthly	4,611
	CMBX NA BBB-.6 Index	BBB-/P	36,669	328,000	31,554	5/11/63	300 bp — Monthly	5,306
	CMBX NA BBB-.6 Index	BBB-/P	34,815	347,000	33,381	5/11/63	300 bp — Monthly	1,636
	CMBX NA BBB-.7 Index	BBB-/P	370	5,000	112	1/17/47	300 bp — Monthly	260
	CMBX NA BBB-.7 Index	BBB-/P	3,816	37,000	829	1/17/47	300 bp — Monthly	3,009
	CMBX NA BBB-.7 Index	BBB-/P	4,227	52,000	1,165	1/17/47	300 bp — Monthly	3,093
	CMBX NA BBB-.7 Index	BBB-/P	4,856	57,000	1,277	1/17/47	300 bp — Monthly	3,612
	CMBX NA BBB-.7 Index	BBB-/P	7,472	86,000	1,926	1/17/47	300 bp — Monthly	5,596
	CMBX NA BBB-.7 Index	BBB-/P	23,196	206,000	4,614	1/17/47	300 bp — Monthly	18,701
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	48,723	230,000	41,469	5/11/63	500 bp — Monthly	7,478
	CMBX NA BB.6 Index	BB/P	12,113	50,000	9,015	5/11/63	500 bp — Monthly	3,146
	CMBX NA BB.6 Index	BB/P	176,585	700,000	126,210	5/11/63	500 bp — Monthly	51,056
	CMBX NA BBB-.6 Index	BBB-/P	7,422	72,000	6,926	5/11/63	300 bp — Monthly	537
	CMBX NA BBB-.6 Index	BBB-/P	20,218	201,000	19,336	5/11/63	300 bp — Monthly	1,000
	CMBX NA BBB-.6 Index	BBB-/P	23,053	231,000	22,222	5/11/63	300 bp — Monthly	966
	CMBX NA BBB-.6 Index	BBB-/P	39,381	399,000	38,384	5/11/63	300 bp — Monthly	1,164
	CMBX NA BBB-.6 Index	BBB-/P	49,571	406,000	39,057	5/11/63	300 bp — Monthly	10,751
	CMBX NA BBB-.6 Index	BBB-/P	44,404	445,000	42,809	5/11/63	300 bp — Monthly	1,854
	CMBX NA BBB-.6 Index	BBB-/P	55,210	574,000	55,219	5/11/63	300 bp — Monthly	135
	CMBX NA BBB-.6 Index	BBB-/P	247,321	2,174,000	209,139	5/11/63	300 bp — Monthly	39,450
	CMBX NA BBB-.6 Index	BBB-/P	8,391,431	63,430,000	6,101,966	5/11/63	300 bp — Monthly	2,326,231
	CMBX NA BBB-.7 Index	BBB-/P	429,794	3,817,000	85,501	1/17/47	300 bp — Monthly	346,520
	Merrill Lynch International
	CMBX NA BB.7 Index	BB/P	16,216	134,000	11,336	1/17/47	500 bp — Monthly	5,010
	CMBX NA BB.7 Index	BB/P	27,163	287,000	24,280	1/17/47	500 bp — Monthly	3,162
	CMBX NA BBB-.6 Index	BBB-/P	8,463	88,000	8,466	5/11/63	300 bp — Monthly	49
	CMBX NA BBB-.6 Index	BBB-/P	17,032	170,000	16,354	5/11/63	300 bp — Monthly	777
	CMBX NA BBB-.6 Index	BBB-/P	17,201	171,000	16,450	5/11/63	300 bp — Monthly	850
	CMBX NA BBB-.6 Index	BBB-/P	31,413	321,000	30,880	5/11/63	300 bp — Monthly	720
	CMBX NA BBB-.6 Index	BBB-/P	36,456	380,000	36,556	5/11/63	300 bp — Monthly	121
	CMBX NA BBB-.6 Index	BBB-/P	36,852	380,000	36,556	5/11/63	300 bp — Monthly	518
	CMBX NA BBB-.6 Index	BBB-/P	351,054	3,558,000	342,280	5/11/63	300 bp — Monthly	10,850
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	43,572	315,000	30,303	5/11/63	300 bp — Monthly	13,453
	CMBX NA BB.6 Index	BB/P	100,413	418,000	75,365	5/11/63	500 bp — Monthly	25,454
	CMBX NA BB.6 Index	BB/P	100,497	556,000	100,247	5/11/63	500 bp — Monthly	251
	CMBX NA BBB-.6 Index	BBB-/P	108	1,000	96	5/11/63	300 bp — Monthly	12
	CMBX NA BBB-.6 Index	BBB-/P	834	6,000	577	5/11/63	300 bp — Monthly	261
	CMBX NA BBB-.6 Index	BBB-/P	1,472	13,000	1,251	5/11/63	300 bp — Monthly	229
	CMBX NA BBB-.6 Index	BBB-/P	1,725	14,000	1,347	5/11/63	300 bp — Monthly	386
	CMBX NA BBB-.6 Index	BBB-/P	2,150	15,000	1,443	5/11/63	300 bp — Monthly	716
	CMBX NA BBB-.6 Index	BBB-/P	2,831	25,000	2,405	5/11/63	300 bp — Monthly	441
	CMBX NA BBB-.6 Index	BBB-/P	3,313	31,000	2,982	5/11/63	300 bp — Monthly	349
	CMBX NA BBB-.6 Index	BBB-/P	4,240	35,000	3,367	5/11/63	300 bp — Monthly	893
	CMBX NA BBB-.6 Index	BBB-/P	6,984	54,000	5,195	5/11/63	300 bp — Monthly	1,820
	CMBX NA BBB-.6 Index	BBB-/P	5,821	55,000	5,291	5/11/63	300 bp — Monthly	562
	CMBX NA BBB-.6 Index	BBB-/P	7,980	68,000	6,542	5/11/63	300 bp — Monthly	1,478
	CMBX NA BBB-.6 Index	BBB-/P	12,583	77,000	7,407	5/11/63	300 bp — Monthly	5,220
	CMBX NA BBB-.6 Index	BBB-/P	11,302	87,000	8,369	5/11/63	300 bp — Monthly	2,983
	CMBX NA BBB-.6 Index	BBB-/P	9,263	88,000	8,466	5/11/63	300 bp — Monthly	849
	CMBX NA BBB-.6 Index	BBB-/P	14,346	98,000	9,428	5/11/63	300 bp — Monthly	4,976
	CMBX NA BBB-.6 Index	BBB-/P	13,256	112,000	10,774	5/11/63	300 bp — Monthly	2,547
	CMBX NA BBB-.6 Index	BBB-/P	12,725	120,000	11,544	5/11/63	300 bp — Monthly	1,576
	CMBX NA BBB-.6 Index	BBB-/P	20,826	170,000	16,354	5/11/63	300 bp — Monthly	4,571
	CMBX NA BBB-.6 Index	BBB-/P	22,319	180,000	17,316	5/11/63	300 bp — Monthly	5,108
	CMBX NA BBB-.6 Index	BBB-/P	25,578	200,000	19,240	5/11/63	300 bp — Monthly	6,455
	CMBX NA BBB-.6 Index	BBB-/P	20,446	214,000	20,587	5/11/63	300 bp — Monthly	(16)
	CMBX NA BBB-.6 Index	BBB-/P	25,899	220,000	21,164	5/11/63	300 bp — Monthly	4,864
	CMBX NA BBB-.6 Index	BBB-/P	34,750	234,000	22,511	5/11/63	300 bp — Monthly	12,376
	CMBX NA BBB-.6 Index	BBB-/P	33,202	274,000	26,359	5/11/63	300 bp — Monthly	7,003
	CMBX NA BBB-.6 Index	BBB-/P	32,694	276,000	26,551	5/11/63	300 bp — Monthly	6,304
	CMBX NA BBB-.6 Index	BBB-/P	43,114	376,000	36,171	5/11/63	300 bp — Monthly	7,162
	CMBX NA BBB-.6 Index	BBB-/P	49,803	411,000	39,538	5/11/63	300 bp — Monthly	10,505
	CMBX NA BBB-.6 Index	BBB-/P	80,831	810,000	77,922	5/11/63	300 bp — Monthly	3,381
	CMBX NA BBB-.6 Index	BBB-/P	279,765	2,602,000	250,312	5/11/63	300 bp — Monthly	30,971
	CMBX NA BBB-.6 Index	BBB-/P	932,214	9,372,000	901,586	5/11/63	300 bp — Monthly	36,094
	CMBX NA BBB-.6 Index	BBB-/P	932,214	9,372,000	901,586	5/11/63	300 bp — Monthly	36,094
	CMBX NA BBB-.7 Index	BBB-/P	2,965	30,000	672	1/17/47	300 bp — Monthly	2,310

Upfront premium received			15,852,666		Unrealized appreciation			3,253,511

Upfront premium (paid)			—		Unrealized (depreciation)			(24,113)

	Total		$15,852,666				Total	$3,229,398
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$47	1/17/47	(200 bp) — Monthly	$(70)
	CMBX NA BB.10 Index	(29,495)	269,000	23,000	11/17/59	(500 bp) — Monthly	(6,757)
	CMBX NA BB.10 Index	(13,985)	134,000	11,457	11/17/59	(500 bp) — Monthly	(2,658)
	CMBX NA BB.11 Index	(78,125)	603,000	56,863	11/18/54	(500 bp) — Monthly	(21,848)
	CMBX NA BB.9 Index	(213,871)	2,072,000	179,228	9/17/58	(500 bp) — Monthly	(36,658)
	CMBX NA BBB-.7 Index	(8,135)	196,000	4,390	1/17/47	(300 bp) — Monthly	(3,859)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	36,252	11/17/59	(500 bp) — Monthly	(14,581)
	CMBX NA BB.10 Index	(27,719)	223,000	19,067	11/17/59	(500 bp) — Monthly	(8,869)
	CMBX NA BB.9 Index	(22,355)	223,000	19,290	9/17/58	(500 bp) — Monthly	(3,282)
	Goldman Sachs International
	CMBX NA BB.7 Index	(68,887)	367,000	31,048	1/17/47	(500 bp) — Monthly	(38,196)
	CMBX NA BB.9 Index	(62,086)	390,000	33,735	9/17/58	(500 bp) — Monthly	(28,730)
	CMBX NA BB.9 Index	(26,089)	250,000	21,625	9/17/58	(500 bp) — Monthly	(4,707)
	CMBX NA BB.9 Index	(31,123)	197,000	17,041	9/17/58	(500 bp) — Monthly	(14,274)
	CMBX NA BB.9 Index	(30,349)	190,000	16,435	9/17/58	(500 bp) — Monthly	(14,098)
	CMBX NA BB.9 Index	(6,035)	56,000	4,844	9/17/58	(500 bp) — Monthly	(1,246)
	CMBX NA BB.9 Index	(6,188)	52,000	4,498	9/17/58	(500 bp) — Monthly	(1,741)
	CMBX NA BB.9 Index	(6,258)	52,000	4,498	9/17/58	(500 bp) — Monthly	(1,811)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(47,241)	475,000	44,793	11/18/54	(500 bp) — Monthly	(2,910)
	CMBX NA BB.11 Index	(44,610)	448,000	42,246	11/18/54	(500 bp) — Monthly	(2,799)
	CMBX NA BB.11 Index	(14,592)	135,000	12,731	11/18/54	(500 bp) — Monthly	(1,993)
	CMBX NA BB.11 Index	(6,881)	67,000	6,318	11/18/54	(500 bp) — Monthly	(628)
	CMBX NA BB.7 Index	(535,050)	4,228,000	357,689	1/17/47	(500 bp) — Monthly	(181,472)
	CMBX NA BB.9 Index	(44,770)	317,000	27,421	9/17/58	(500 bp) — Monthly	(17,658)
	CMBX NA BB.9 Index	(42,747)	274,000	23,701	9/17/58	(500 bp) — Monthly	(19,312)
	CMBX NA BB.9 Index	(7,666)	50,000	4,325	9/17/58	(500 bp) — Monthly	(3,390)
	Merrill Lynch International
	CMBX NA BB.10 Index	(23,893)	201,000	17,186	11/17/59	(500 bp) — Monthly	(6,903)
	CMBX NA BB.10 Index	(14,122)	134,000	11,457	11/17/59	(500 bp) — Monthly	(2,796)
	CMBX NA BB.11 Index	(47,626)	475,000	44,793	11/18/54	(500 bp) — Monthly	(3,296)
	CMBX NA BB.9 Index	(69,160)	686,000	59,339	9/17/58	(500 bp) — Monthly	(10,488)
	CMBX NA BB.9 Index	(69,784)	686,000	59,339	9/17/58	(500 bp) — Monthly	(11,112)
	CMBX NA BB.9 Index	(20,572)	201,000	17,387	9/17/58	(500 bp) — Monthly	(3,381)
	CMBX NA BB.9 Index	(16,800)	170,000	14,705	9/17/58	(500 bp) — Monthly	(2,260)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(14,053)	134,000	11,457	11/17/59	(500 bp) — Monthly	(2,727)
	CMBX NA BB.11 Index	(58,139)	592,000	55,826	11/18/54	(500 bp) — Monthly	(2,889)
	CMBX NA BB.11 Index	(19,821)	208,000	19,614	11/18/54	(500 bp) — Monthly	(322)
	CMBX NA BB.11 Index	(11,420)	117,000	11,033	11/18/54	(500 bp) — Monthly	(501)
	CMBX NA BB.7 Index	(93,373)	499,000	42,215	1/17/47	(500 bp) — Monthly	(51,643)
	CMBX NA BB.7 Index	(80,602)	418,000	35,363	1/17/47	(500 bp) — Monthly	(45,646)
	CMBX NA BB.9 Index	(71,437)	475,000	41,088	9/17/58	(500 bp) — Monthly	(30,811)
	CMBX NA BB.9 Index	(62,827)	472,000	40,828	9/17/58	(500 bp) — Monthly	(22,458)
	CMBX NA BB.9 Index	(63,845)	470,000	40,655	9/17/58	(500 bp) — Monthly	(23,647)
	CMBX NA BB.9 Index	(61,252)	448,000	38,752	9/17/58	(500 bp) — Monthly	(22,935)
	CMBX NA BB.9 Index	(62,380)	433,000	37,455	9/17/58	(500 bp) — Monthly	(25,346)
	CMBX NA BB.9 Index	(63,975)	424,000	36,676	9/17/58	(500 bp) — Monthly	(27,711)
	CMBX NA BB.9 Index	(56,493)	363,000	31,400	9/17/58	(500 bp) — Monthly	(25,447)
	CMBX NA BB.9 Index	(32,543)	215,000	18,598	9/17/58	(500 bp) — Monthly	(14,155)
	CMBX NA BB.9 Index	(32,543)	215,000	18,598	9/17/58	(500 bp) — Monthly	(14,155)
	CMBX NA BB.9 Index	(18,287)	208,000	17,992	9/17/58	(500 bp) — Monthly	(411)
	CMBX NA BB.9 Index	(15,052)	176,000	15,224	9/17/58	(500 bp) — Monthly	172
	CMBX NA BB.9 Index	(10,790)	117,000	10,121	9/17/58	(500 bp) — Monthly	(783)
	CMBX NA BB.9 Index	(12,489)	103,000	8,910	9/17/58	(500 bp) — Monthly	(3,679)
	CMBX NA BB.9 Index	(6,305)	52,000	4,498	9/17/58	(500 bp) — Monthly	(1,858)

Upfront premium received		—			Unrealized appreciation		172

	Upfront premium (paid)	(2,534,283)			Unrealized (depreciation)		(790,907)

	Total	$(2,534,283)				Total	$(790,735)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $288,454,587.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$44,234,078	$25,032,761	$—	$371,796	$69,266,839

	Total Short-term investments	$44,234,078	$25,032,761	$—	$371,796	$69,266,839
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $11,059,639.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,984,151.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $264,161,739 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $35,692,860 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,948,404 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,059,639 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,296,488	$—
Mortgage-backed securities	—	167,353,116	—
Purchased options outstanding	—	423,207	—
Purchased swap options outstanding	—	340,077	—
U.S. government and agency mortgage obligations	—	197,561,698	—
Short-term investments	69,266,839	50,494,159	—

Totals by level	$69,266,839	$423,468,745	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(301,897)	$—
Written swap options outstanding	—	(403,979)	—
Forward premium swap option contracts	—	79,046	—
TBA sale commitments	—	(77,602,655)	—
Interest rate swap contracts	—	1,254,967	—
Total return swap contracts	—	(513)	—
Credit default contracts	—	(10,879,720)	—

Totals by level	$—	$(87,854,751)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$145,800,000
Purchased swap option contracts (contract amount)	$89,800,000
Written TBA commitment option contracts (contract amount)	$184,000,000
Written swap option contracts (contract amount)	$34,100,000
Centrally cleared interest rate swap contracts (notional)	$772,800,000
OTC total return swap contracts (notional)	$650,000
OTC credit default contracts (notional)	$143,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com